FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value
The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2017
Description	Fair Value	Level 1	Level 2	Level 3
Earn-out liability *	698	-	-	698
Total financial liability	$698	-	-	$698

	December 31, 2016
Description	Fair Value	Level 1	Level 2	Level 3
Earn-out liability *	1,333	-	-	1,333
Total financial liability	$1,333	-	-	$1,333

(*)
Excluding liability in the amount of $612 and $292 for the year ended December 31, 2017 and 2016, respectively, to former CEO of Prevision related to the  acquisition agreement , which is not measured at fair value.